10. Advance to suppliers and third parties (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Advance To Suppliers And Third Parties
Advance to domestic suppliers	R$ 290,664	R$ 95,596
Advances to international suppliers	68,873	25,316
Advance for materials and repairs	48,933	48,930
Other advances		20,883
Total advances to suppliers	408,470	190,725
Current	318,769	142,338
Non-current	R$ 89,701	R$ 48,387